FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2024
Financial instruments [Abstract]
Disclosure of financial assets	Categories of financial instruments: The carrying values of the Company’s financial instruments are classified into the following categories:

As at				March 31, 2024
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$170,177	$—	$170,177
Trade accounts receivable	—	437,329	—	437,329

Financial liabilities:
Bank indebtedness	—	(4,060)	—	(4,060)
Trade accounts payable and accrued liabilities	—	(535,844)	—	(535,844)
Long-term debt	—	(1,171,972)	—	(1,171,972)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	600	—	—	600
Derivative instruments in designated hedge accounting relationships – gain (ii)	—	—	2,290	2,290
Cross-currency interest rate swap – gain (iii)	—	—	3,103	3,103
Interest rate swap instrument – gain (iii)	—	—	1,198	1,198

As at				March 31, 2023
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$159,867	$—	$159,867
Trade accounts receivable	—	368,855	—	368,855

Financial liabilities:
Bank indebtedness	—	(5,824)	—	(5,824)
Trade accounts payable and accrued liabilities	—	(601,094)	—	(601,094)
Long-term debt	—	(1,155,786)	—	(1,155,786)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	1,024	—	—	1,024
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(4,860)	(4,860)
Cross-currency interest rate swap – gain (iii)	—	—	5,469	5,469
Interest rate swap instrument – gain (iii)	—	—	467	467

Disclosure of financial liabilities	Categories of financial instruments: The carrying values of the Company’s financial instruments are classified into the following categories:

As at				March 31, 2024
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$170,177	$—	$170,177
Trade accounts receivable	—	437,329	—	437,329

Financial liabilities:
Bank indebtedness	—	(4,060)	—	(4,060)
Trade accounts payable and accrued liabilities	—	(535,844)	—	(535,844)
Long-term debt	—	(1,171,972)	—	(1,171,972)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	600	—	—	600
Derivative instruments in designated hedge accounting relationships – gain (ii)	—	—	2,290	2,290
Cross-currency interest rate swap – gain (iii)	—	—	3,103	3,103
Interest rate swap instrument – gain (iii)	—	—	1,198	1,198

As at				March 31, 2023
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$159,867	$—	$159,867
Trade accounts receivable	—	368,855	—	368,855

Financial liabilities:
Bank indebtedness	—	(5,824)	—	(5,824)
Trade accounts payable and accrued liabilities	—	(601,094)	—	(601,094)
Long-term debt	—	(1,155,786)	—	(1,155,786)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – gain (ii)	1,024	—	—	1,024
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(4,860)	(4,860)
Cross-currency interest rate swap – gain (iii)	—	—	5,469	5,469
Interest rate swap instrument – gain (iii)	—	—	467	467

Disclosure of fair value measurement of assets	The following table summarizes the Company’s financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2024
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$600	$—	$600	$—	$600
Derivative instruments in designated hedge accounting relationships	2,290	—	2,290	—	2,290
Cross-currency interest rate swap	3,103	—	3,103	—	3,103
Interest rate swap instrument	1,198	—	1,198	—	1,198
Disclosed at fair value:
Long-term debt	(1,171,972)	—	(1,130,183)	—	(1,130,183)

As at					March 31 2023
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$1,024	$—	$1,024	$—	$1,024
Derivative instruments in designated hedge accounting relationships	(4,860)	—	(4,860)	—	(4,860)
Cross-currency interest rate swap	5,469	—	5,469	—	5,469
Interest rate swap instrument	467	—	467	—	467
Disclosed at fair value:
Long-term debt	(1,155,786)	—	(1,102,089)	—	(1,102,089)

Disclosure of fair value measurement of liabilities	The following table summarizes the Company’s financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2024
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$600	$—	$600	$—	$600
Derivative instruments in designated hedge accounting relationships	2,290	—	2,290	—	2,290
Cross-currency interest rate swap	3,103	—	3,103	—	3,103
Interest rate swap instrument	1,198	—	1,198	—	1,198
Disclosed at fair value:
Long-term debt	(1,171,972)	—	(1,130,183)	—	(1,130,183)

As at					March 31 2023
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$1,024	$—	$1,024	$—	$1,024
Derivative instruments in designated hedge accounting relationships	(4,860)	—	(4,860)	—	(4,860)
Cross-currency interest rate swap	5,469	—	5,469	—	5,469
Interest rate swap instrument	467	—	467	—	467
Disclosed at fair value:
Long-term debt	(1,155,786)	—	(1,102,089)	—	(1,102,089)

Disclosure of credit risk

Trade receivables – aged by due date as at	March 31 2024	March 31 2023
Current	$316,492	$304,181
1 – 30 days	68,454	35,704
31 – 60 days	12,537	13,098
61 – 90 days	13,554	5,870
Over 90 days	32,533	16,503
Total	$443,570	$375,356

Disclosure of allowance for credit losses
The movement in the Company’s allowance for doubtful accounts for the years ended March 31 was as follows:

	2024	2023
Balance, at April 1	$6,501	$5,216
Provision for doubtful accounts	2,135	1,086
Amounts written off	(201)	(491)
Recoveries	(2,114)	(406)
Foreign exchange	(80)	1,096
Balance, at March 31	$6,241	$6,501

Disclosure of maturity analysis for non-derivative financial liabilities

Trade payables – aged by due date as at	March 31 2024	March 31 2023
1 – 30 days	$179,521	$222,332
31 – 60 days	27,514	32,246
61 – 90 days	7,732	17,836
Over 90 days	6,697	13,072
Total	$221,464	$285,486
Scheduled principal repayments and interest payments on long-term debt as at March 31, 2024 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$176	$20,971
One - two years	256	20,864
Two - three years	616,102	20,748
Three - four years	88,225	20,620
Four - five years	474,267	20,476
Thereafter	1,320	2,171
	$1,180,346	$105,850

Disclosure of detailed information about hedged items
The following table summarizes the Company’s outstanding cash flow hedge positions to buy and sell foreign currencies under forward foreign exchange contracts and cross-currency interest rate swaps:

As at							March 31, 2024
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Item sold	Item bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continuing hedges	For discontinued hedges
Derivative hedging instruments (i)
U.S. dollars	Canadian dollars	233,244	1,024		1,024	1,024	1,024	—
Euros	Canadian dollars	98,103	1,559		1,559	1,559	1,559	—
U.S. dollars	Euros	18,648		204	204	204	204	—
Euros	U.S. dollars	10,763		26	26	26	26	—
Euros	Czech Koruna	2,740		63	63	63	63	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	237,038	17,204	—	1,017	1,017	17,204	—
Canadian dollars	Euros	235,477	—	14,101	(3,383)	(3,383)	14,101	—

Interest rate swap instrument (ii)
Variable rate	Fixed rate	406,350	1,198	—	732	732	1,198	—

As at							March 31, 2023
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Currency sold	Currency bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continued hedges	For discontinued hedges
Derivative hedging instruments (i)
U.S. dollars	Canadian dollars	193,545	—	1,083	1,083	1,083	1,083	—
Euros	Canadian dollars	56,573	—	4,152	4,152	4,152	4,152	—
U.S. dollars	Euros	45,535	522	—	522	522	522	—
Euros	U.S. dollars	3,648	—	99	99	99	99	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	236,495	16,187	—	20,122	20,122	16,187	—
Canadian dollars	Euros	236,137	—	10,718	(28,722)	(28,722)	10,718	—

Interest rate swap instrument (ii)
Variable rate	Fixed rate	405,420	467	—	467	467	467	—

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows
As at March 31, 2024, the Company is holding the following forward foreign exchange contracts to hedge the exposure on its revenues and purchases:

As at										March 31, 2024
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
U.S. dollars	Canadian dollars	65,780	1.352	48,247	1.353	42,539	1.351	24,381	1.360	47,408	1.363
Euros	Canadian dollars	24,842	1.479	28,130	1.483	12,056	1.495	8,768	1.512	20,458	1.524
U.S. dollars	Euros	11,170	0.907	5,224	0.928	2,198	0.905	—	—	—	—
Euros	Czech Koruna	1,279	24.523	877	24.866	584	24.958	—	—	—	—

Purchase hedges
U.S. dollars	Canadian dollars	4,889	1.339	—	—	—	—	—	—	—	—
Euros	U.S. dollars	2,192	1.084	3,208	1.088	3,317	1.093	2,046	1.098	—	—
U.S. dollars	Euros	56	0.919	—	—	—	—	—	—	—	—
Euros	Canadian dollars	3,513	1.480	336	1.473	—	—	—	—	—	—

As at										March 31, 2023
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
Euros	U.S. dollars	1,300	1.145	650	1.150	—	—	—	—	—	—
U.S. dollars	Canadian dollars	55,347	1.333	45,926	1.341	31,114	1.339	21,616	1.348	39,542	1.344
Euros	Canadian dollars	23,602	1.355	16,119	1.369	12,456	1.370	4,396	1.374	—	—
U.S. dollars	Euros	11,398	0.929	15,567	0.921	10,423	0.928	4,400	0.925	3,228	1.014

Purchase hedges
Euros	U.S. dollars	665	1.088	204	1.081	—	—	828	1.092	—	—
U.S. dollars	Euros	365	0.955	98	1.003	—	—	—	—	56	0.919

Disclosure of hedge accounting
The following summarizes the Company’s amounts included in other comprehensive income that relate to hedge accounting:

As at				March 31, 2024
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	(7,154)	—	(1,706)	Revenues
Purchase hedges	4	—	(80)	Cost of revenues
Cross-currency interest rate swap	(1,017)	—	—	Net finance costs
Interest rate swap instrument	(732)	—	—	Net finance costs

As at				March 31, 2023
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	6,914	—	(5,413)	Revenues
Purchase hedges	(219)	—	(170)	Cost of revenues
Cross-currency interest rate swap	(20,122)	—	—	Net finance costs
Interest rate swap instrument	(467)	—	—	Net finance costs